Segment Information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Schedule of revenue by segment
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month period ended 30 June 2021 and 2020:

	EUR million
	Revenue from ordinary activities		Profit before taxes		Profit
Segment	30-06-2021	30-06-2020	30-06-2021	30-06-2020	30-06-2021	30-06-2020
Europe	10,862	10,866	2,151	800	1,426	529
North America	7,315	8,315	2,545	878	1,628	616
South America	10,580	12,902	3,113	2,460	1,645	1,382
Digital Consumer Bank	3,245	3,119	1,008	889	569	507
Corporate Centre	(168)	165	(1,188)	(1,185)	(1,063)	(1,125)
Underlying Profit	31,834	35,368	7,629	3,842	4,205	1,909
Adjustments	—	—	(715)	(10,252)	(530)	(12,707)
Statutory Profit	31,834	35,368	6,914	(6,410)	3,675	(10,798)